INVESTMENTS (Tables)	12 Months Ended
Dec. 31, 2014
INVESTMENT
Schedule of investments

	As of December 31, 2013
				Unrealized gain
		Gross	Gross	in accumulated
	Amortized	unrecognized	unrecognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value

Cash and cash equivalents:
Cash equivalents
Term deposits	11,827	—	—	—	11,827
Adjustable-rate debt securities	4,326	—	—	—	4,326

	16,153	—	—	—	16,153

Short-term investments:
Trading securities
Adjustable-rate debt securities	1,553	—	—	—	1,553

Held-to-maturity securities
Fixed-rate debt securities	23,958	132	(5)	—	24,085
Adjustable-rate debt securities	33,479	11	—	—	33,490
Term deposits	70,629	—	—	—	70,629

	128,066	143	(5)	—	128,204

	129,619	143	(5)	—	129,757

Long-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	8,347	—	(85)	—	8,262

Available-for-sale securities
Convertible redeemable preferred shares	6,418	—	—	432	6,850

	14,765	—	(85)	432	15,112

	As of December 31, 2014
				Unrealized gain
		Gross	Gross	in accumulated
	Amortized	unrecognized	unrecognized	other comprehensive
	cost	holding gains	holding losses	income	Fair value

Cash and cash equivalents:
Cash equivalents
Term deposits	33,040	—	—	—	33,040

	33,040	—	—	—	33,040
Short-term investments:
Held-to-maturity securities
Adjustable-rate debt securities	56,410	437	—	—	56,847
Term deposits	38,311	—	—	—	38,311

	94,721	437	—	—	95,158
Long-term investments:
Available-for-sale securities
Convertible redeemable preferred shares	6,418	—	—	1,086	7,504
	6,418			1,086	7,504